Finance Income and Expense	12 Months Ended
Dec. 31, 2021
Finance Income And Expenses [Abstract]
Finance income and expense

8. Finance income and expense

Recognized in profit or loss

	Year ended December 31 2021	Year ended December 31 2020	Year ended December 31 2019
	£’000	£’000	£’000
Finance income
Interest on bank deposits	233	486	170
Total finance income	233	486	170
Finance expense
Interest on loans and borrowings	(4,378)	(1,000)	(392)
Interest on lease liabilities	(1,338)	(298)	(64)
Total finance expense	(5,716)	(1,298)	(456)